Acquisitions - Cayan (Details) - USD ($) $ in Thousands	Jan. 11, 2018	Jan. 10, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisitions
Goodwill			$ 4,114,838	$ 3,264,071	$ 3,270,952
Cayan
Acquisitions
Interest acquired (as a percent)	100.00%
Cash transaction value	$ 1,054,931
Goodwill	846,648
Goodwill recognized is expected to be deductible for income tax purposes	400,000
Term Loan Facility dated as of January 10, 2018
Acquisitions
Financing agreement amount		$ 450,000
Debt Instrument, Term		2 years
Term Loan Facility dated as of January 10, 2018 | Cayan
Acquisitions
Financing agreement amount	$ 450,000
Debt Instrument, Term	2 years